Mining Interests Owned By Subsidiaries and Joint Operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Mining Interests Owned By Subsidiaries and Joint Operations
18.	MINING INTERESTS OWNED BY SUBSIDIARIES AND JOINT OPERATIONS

	Mining properties
	Depletable	Non-depletable
	Reserves and resources	Reserves and resources	Exploration potential	Plant and equipment (g)(h)	Total
Cost
At January 1, 2018	$13,430	$5,832	$5,258	$6,604	$31,124
Expenditures on mining interests (a)(b)(c)	556	304	—	347	1,207
Removal of fully depreciated/depleted assets and disposals (e)	(15)	—	—	(226)	(241)
Transfers and other movements (f)	444	71	(393)	6	128
At December 31, 2018	14,415	6,207	4,865	6,731	32,218
Accumulated depreciation and depletion and impairment
At January 1, 2018	(5,350)	(2,769)	(2,343)	(3,351)	(13,813)
Depreciation and depletion (d)	(667)	—	—	(321)	(988)
Impairment expense, net (note 20)	(1,678)	(63)	(2,208)	(778)	(4,727)
Removal of fully depreciated/depleted assets and disposals (e)	10	—	—	212	222
Transfers and other movements (f)	—	—	—	(2)	(2)
At December 31, 2018	(7,685)	(2,832)	(4,551)	(4,240)	(19,308)
Carrying Value - At December 31, 2018	$6,730	$3,375	$314	$2,491	$12,910

	Mining properties
	Depletable	Non-depletable
	Reserves and resources	Reserves and resources	Exploration potential	Plant and equipment (g)(h)	Total
Cost
At January 1, 2017	$12,993	$4,670	$7,225	$6,432	$31,320
Acquisition of mining interest (note 7)	—	529	—	2	531
Expenditures on mining interests (a)(b)(c)	507	170	—	420	1,097
Removal of fully depreciated/depleted assets and disposals (e)	(1,469)	(1)	(2)	(295)	(1,767)
Transfers and other movements (f)	1,399	464	(1,965)	45	(57)
At December 31, 2017	13,430	5,832	5,258	6,604	31,124
Accumulated depreciation and depletion and impairment
At January 1, 2017	(5,848)	(2,510)	(2,263)	(3,134)	(13,755)
Depreciation and depletion (d)	(654)	—	—	(354)	(1,008)
Impairment expense, net (note 8(b), 20)	(294)	(259)	(80)	(136)	(769)
Removal of fully depreciated/depleted assets and disposals	1,463	—	—	275	1,738
Transfers and other movements (f)	(17)	—	—	(2)	(19)
At December 31, 2017	(5,350)	(2,769)	(2,343)	(3,351)	(13,813)
Carrying Value - At December 31, 2017	$8,080	$3,063	$2,915	$3,253	$17,311

A summary by property of the carrying amount of mining interests owned by subsidiaries and joint operation is as follows:

	Mining properties (i)
	Depletable	Non-depletable
	Reserves and resources	Reserves and resources	Exploration potential	Plant and equipment (g)(h)	At December 31 2018	At December 31 2017
Éléonore	$603	$32	$—	$319	$954	$2,596
Musselwhite	377	—	—	168	545	507
Porcupine	351	541	—	133	1,025	977
Red Lake	296	347	—	126	769	1,396
Coffee	—	518	—	1	519	434
Peñasquito	3,996	1,083	—	1,278	6,357	7,852
Cerro Negro	1,107	263	314	361	2,045	2,911
Norte Abierto	—	591	—	2	593	548
Corporate and other	—	—	—	103	103	90
	$6,730	$3,375	$314	$2,491	$12,910	$17,311

(a)	Exploration, evaluation and project costs incurred by the Company during the years ended December 31 were as follows:

	2018	2017
Total exploration, evaluation and project expenditures	$153	$114
Less: amounts capitalized to mining interests	(67)	(52)
Total exploration, evaluation and project costs recognized in the Consolidated Statements of (Loss) Earnings	$86	$62

(b)

Expenditures on mining interests include finance lease additions, capitalized borrowing costs and deposits on mining interests, and are net of investment tax credits and exclude capitalized reclamation and closure costs. The following is a reconciliation of capitalized expenditures on mining interests to expenditures on mining interests in the Consolidated Statements of Cash Flows:

	2018	2017
Capitalized expenditures on mining interests including associates and joint venture	$1,244	$1,130
Interest paid	(60)	(35)
Increase in accrued expenditures	(29)	(20)
Expenditures on mining interests per Consolidated Statements of Cash Flows	$1,155	$1,075

(c)	Includes capitalized borrowing costs incurred during the years ended December 31 as follows:

	2018	2017
Red Lake - Cochenour	$24	$23
Norte Abierto Project	19	11
Peñasquito - Pyrite Leach Project	13	6
Porcupine - Borden Project	7	4
Other	6	2
	$69	$46

During the years ended December 31, 2018 and 2017, the Company’s debt and deferred payment obligation related to Norte Abierto (note 7) were eligible for capitalization. All borrowing costs related to the deferred payment obligations were capitalized to the mining interests of Norte Abierto.

A reconciliation of total eligible borrowing costs incurred to total borrowing costs included in finance costs in the Consolidated Statements of (Loss) Earnings is as follows:

	2018	2017
Total borrowing costs incurred	$115	$111
Less: amounts capitalized to mining interests	(69)	(46)
Total borrowing costs included in finance costs in the Consolidated Statements of (Loss) Earnings	$46	$65
Weighted average rate used in capitalization of borrowing costs during year	3.92%	3.84%

(d)	A reconciliation of depreciation and depletion during the years ended December 31 to depreciation and depletion recognized in the Consolidated Statements of (Loss) Earnings is as follows:

	2018	2017
Total depreciation and depletion	$988	$1,008
Less: amounts capitalized to mining interests	(9)	(5)
Changes in amounts allocated to ending inventories	4	(13)
Total depreciation and depletion recognized in the Consolidated Statements of (Loss) Earnings	$983	$990

(e)

Removal of fully depreciated/depleted asset and disposals primarily includes the costs and accumulated depreciation/depletion of fully depreciated/depleted assets for closed sites that are no longer in use.

(f)

Transfers and other movements primarily represent the reallocation of costs between mining interest categories relating to the conversion of reserves, resources and exploration potential within mining interests, capitalized reclamation and closure costs, capitalized depreciation, and the reclassification of non-depletable to depletable mining properties.

(g)

At December 31, 2018, assets not yet ready for intended use, and therefore not yet being depreciated, included in the carrying amount of plant and equipment amounted to $163 million (December 31, 2017 – $378 million).

(h)	At December 31, 2018, finance leases included in the carrying amount of plant and equipment amounted to $222 million (December 31, 2017 – $278 million) (note 23).

(i)

Certain of the mining properties in which the Company has interests are subject to royalty arrangements based on their net smelter returns (“NSR“s), modified NSRs, net profits interest (“NPI”), net earnings, and/or gross revenues. Royalties are expensed at the time of sale of gold and other metals. For the year ended December 31, 2018, royalties included in production costs amounted to $58 million (December 31, 2017 – $78 million) (note 10). At December 31, 2018, the significant royalty arrangements of the Company and its associates, joint venture and joint operation were as follows:

Mining properties:	Royalty arrangements
Musselwhite	1.25 – 5% NPI
Éléonore	2.2 – 3.5% of NSR
Peñasquito	2% of NSR and 0.5% of gross income on sale of gold and silver
Cerro Negro	3% of modified NSR and 1% of net earnings
Alumbrera	3% of modified NSR plus 20 – 30% of net proceeds after capital recovery and changes in working capital
Pueblo Viejo	3.2% of NSR
NuevaUnión	1.5% – 2% modified NSR on portions of the property and 2% NPI
Coffee	2% of NSR
Norte Abierto	3.08% NSR on the Caspiche property; two 1.25% royalties on 25% of gross revenues from Cerro Casale and Quebrada Seca (note 7)